Shareholder Report, Line Graph (Details) 195196_XRP ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	May 21, 2025	Feb. 28, 2026
XRP ETF
Account Value [Line Items]
Line Graph and Table Measure Name		XRP ETF (Consolidated) NAV
Accumulated Value	$ 10,000	$ 5,006
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,881